Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,998,388.70
Total Fee Amount	1,242.68
Total Offset Amount	0.00
Net Fee	$ 1,242.68
Offering Table N/A
Offset Table N/A	N/A